Balances and Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2024
Balances and Transactions with Related Parties [Abstract]
Schedule of Transactions With Related Parties	Balances with related parties
	December 31
	2024	2023

Accounts payable and accruals (included in employees and liabilities in respect thereof)	122	131

Loans from related parties (see Note 10)	-	43
Benefits to related parties
	For the year ended December 31,
	2024	2023	2022

Payroll and related expenses in respect of employed related parties (*)	758	868	443

Number of related parties	3	4	3

(*)	Including $147 and $500 in share-based payment in 2024 and 2023 respectively.
Benefits to senior officers
	For the year ended December 31,
	2024	2023	2022

Short-term benefits (*)	1,092	3,656	471

No. of recipients	3	3	3

(*)	Including $505 in share-based payment in 2024 and $3,216 in 2023.

Schedule of Profit and Loss Data	Profit and loss data (*)
	For the year ended December 31,
	2024	2023	2022

Cost of revenue	233	233	107

Research and development expenses	78	421	182

Selling and marketing expenses	733	2,796	330

General and administrative expenses	806	1,074	295